Additional Financial Information (Cash Flow Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additional Financial Information [Abstract]
Interest, net amounts capitalized	$ 2,629	$ 2,433	$ 2,573